                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)


JUNE 27, 2003
---------------------------
DELAWARE DEVON FUND

BLEND

(Blend Artwork)

---------------------------------------
Get shareholder reports
and prospectuses online
instead of in the mail. Visit
www.delawareinvestments.com/edelivery.
---------------------------------------

This brochure accompanies an semiannual report for the information of Delaware Devon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Devon Fund. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in the senuannual report for Delaware Devon Fund represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

DELAWARE INVESTMENTS
--------------------------------------------------------------------------------
POWERED BY RESEARCH

AT DELAWARE INVESTMENTS, OUR LONG HISTORY OF ASSET MANAGEMENT HAS TAUGHT US THE IMPORTANCE OF TWO KEY PRINCIPLES:


- Astute security selection is essential when seeking a performance advantage.

- Superior fundamental research is the key to astute security selection.

Based on these core principles, we have built an organization that is Powered by Research.

CAPABILITIES IN ALL MAJOR ASSET CLASSES
Our proprietary research is reflected in our five distinct Centers of Expertise, each focused on a specific investment discipline.

- U.S. growth equity          - International and global
- U.S. value equity           - U.S. structured-approach equity products
- U.S. fixed income

THE INDEPENDENT RESEARCH ADVANTAGE
Each Center of Expertise conducts its own research, which drives the portfolio construction process. This direct and distinct approach yields a number of key advantages.

- The research is performed directly by the professionals best equipped to shape it and evaluate its implications, and who are held accountable for the investment results.

- The research leads to a truly distinct managerial approach -- rather than a model where all management teams follow the recommendations of the same analysts.

These advantages put our managers in a strong position to uncover market inefficiencies and underappreciated securities that represent the most rewarding opportunities in their asset class.

A COMMITMENT TO OUR INVESTORS
Our commitment to experience, performance and service has earned us the confidence of discriminating investors.

EXPERIENCE
Delaware Investments' 185 seasoned investment professionals -- of whom 124 (67%) are analysts -- average 12 years of experience, bringing a wealth of knowledge and expertise to the management team.

PERFORMANCE
Delaware Investments strives to deliver consistent, reliable, and dependable performance in all asset classes. The management teams aim for solid performance over the long term, seek to incorporate risk assessment in their processes, and avoid those strategies aimed at short-term gains or generally associated with volatility.

SERVICE
With Delaware Investments, you can count on quick and courteous service, easy access to account information, and hassle-free transaction processing.

(C) 2003 Delaware Distributors, L.P.

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

DEAR SHAREHOLDER:                                                   May 9, 2003


Recap of Events
The U.S. stock market posted modest gains during the event-filled six months that ended April 30, 2003, leaving many investors optimistic that stronger performance may finally lie ahead. With major combat in Iraq over, equity investors have been looking eagerly to the rest of the year, redirecting their focus away from the Middle East and searching for clarity about the state of the U.S. economy.

During the period, stock movements were frequently influenced by concerns leading up to the war. Performance was generally flat during the final months of 2002 and then weakened during the new year, as uncertainties about the situation in Iraq held investors' attention. With consumer confidence waning in the U.S., and a particularly harsh winter dampening retail sales in February, many stock investors braced for weak corporate earnings reports and a negative effect on the U.S. economy.

Beginning with the war's start in mid-March, however, performance strengthened, and stocks finished the period strongly, with the Standard & Poor's 500 Index showing a +4.47% gain for the six months ended April 30, 2003.

The period was punctuated by a landmark settlement that was just one of several recent victories for the small investor. On April 28, 10 major U.S. securities firms agreed to pay a record $1.4 billion to settle government charges that they had issued overly optimistic stock research reports during the late 1990s (Source: The Wall Street Journal). The settlement, which includes some provisions for investors to recoup losses, was hailed by some as providing a degree of closure on an era of Wall Street excesses.

Perhaps more importantly for fund shareholders, corporate accounting practices that were for so long an issue are now being repaired. Recently passed legislation has ushered in more strict accounting audits, and requires the principal executive officer and principal financial officer of all public corporations to certify their companies' financial statements.

We believe these tougher standards have already begun to cleanse the financial system. A look at first quarter 2003 earnings reports showed that a large number of companies have returned to reporting based on generally accepted accounting principles (GAAP), eschewing the practice of reporting "pro forma" earnings (Source: Thomson Financial/First Call). We believe this trend, should it continue, has broad consequences for how stock-market valuations will be perceived by the investing public. Pro forma reporting, which grew in popularity during the 1990s, often leaves out certain items and expenses, making for overly optimistic and less trustworthy earnings statements.

Market Outlook
The outlook for the U.S. economy seems to be brightening, despite current economic data that remain mixed at best. The broader global economy remains in a malaise, but U.S. consumer spending turned strongly positive again this spring and first quarter corporate earnings were a pleasant surprise in that they were not nearly as weak as some expected.

Still, the economy grew at a disappointing +1.9% rate during the first quarter of 2003, based on Commerce Department statistics. Some economists point out that corporate earnings strength may not signify true growth, as it is partially attributable to a weakening U.S. dollar, which aids U.S. companies' overseas revenues. Corporate executives also still appear hesitant to make significant investments in new capital goods, considered to be necessary to heat up the economy.

The swift conclusion of the war in Iraq brought hopes that many forces holding back the economy and markets would melt away. Clearly the rest of the year will not simply be clear sailing, but we think there are plenty of reasons for optimism. With interest rates still low, oil prices now at more reasonable levels, and equity investors appearing more bullish, we think the economy may be poised for stronger growth during the remainder of 2003. In our opinion, the outlook has brightened this spring, and we are looking forward to the rest of the year in the stock market.

We remind investors that uncertainties always exist. From possible setbacks in rebuilding Iraq to the SARS virus, investors looking to current events will always be able to find some reason for pessimism. Committed stock investors have done well to remain patient during several very difficult years now, and we commend that willingness to maintain a long-term view.

Thank you for your commitment to Delaware Investments.

Sincerely,

Jude T. Driscol                         David K. Downes

Jude T. Driscoll                        David K. Downes
Chairman,                               President and Chief Executive Officer,
Delaware Investments Family of Funds    Delaware Investments Family of Funds

                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

DELAWARE INVESTMENTS
--------------------------------------------------------------------------------
FAMILY OF FUNDS

COMPLETE INFORMATION ON ANY FUND OFFERED BY DELAWARE INVESTMENTS CAN BE FOUND IN EACH FUND'S CURRENT PROSPECTUS. PROSPECTUSES FOR ALL FUNDS OFFERED BY DELAWARE INVESTMENTS ARE AVAILABLE FROM YOUR FINANCIAL ADVISOR, ONLINE AT
WWW.DELAWAREINVESTMENTS.COM, OR BY CALLING 800 523-1918. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

GROWTH-EQUITY GROUP
Delaware American Services Fund
Delaware Growth Opportunities Fund
Delaware Select Growth Fund
Delaware Small Cap Growth Fund
Delaware Technology and Innovation Fund
Delaware Trend Fund
Delaware U.S. Growth Fund

VALUE-EQUITY GROUP
Delaware Decatur Equity Income Fund
Delaware Growth and Income Fund
Delaware REIT Fund
Delaware Small Cap Value Fund

INTERNATIONAL GROUP
(DIAL-Delaware International Advisers Ltd.)
Delaware Emerging Markets Fund
Delaware International Small Cap Value Fund
Delaware International Value Equity Fund

BLEND MUTUAL FUNDS
Delaware Balanced Fund
Delaware Core Equity Fund
Delaware Devon Fund
Delaware Social Awareness Fund

STRUCTURED EQUITY PRODUCTS GROUP
Delaware Diversified Growth Fund
Delaware Diversified Value Fund
Delaware Foundation Funds
  Delaware Growth Allocation Portfolio
  Delaware Balanced Allocation Portfolio
  Delaware Income Allocation Portfolio

FIXED INCOME GROUP
Corporate and Government
Delaware American Government Bond Fund
Delaware Corporate Bond Fund
Delaware Delchester Fund
Delaware Diversified Income Fund
Delaware Extended Duration Bond Fund
Delaware High-Yield Opportunities Fund
Delaware Limited-Term Government Fund
Delaware Strategic Income Fund

Money Market
Delaware Cash Reserve Fund
Delaware Tax-Free Money Fund

Municipal (National Tax-Exempt)
Delaware National High-Yield Municipal Bond Fund
Delaware Tax-Free Insured Fund
Delaware Tax-Free USA Fund
Delaware Tax-Free USA Intermediate Fund

Municipal (State-Specific Tax-Exempt)
Delaware Tax-Free Arizona Fund
Delaware Tax-Free Arizona Insured Fund
Delaware Tax-Free California Fund
Delaware Tax-Free California Insured Fund
Delaware Tax-Free Colorado Fund
Delaware Tax-Free Florida Fund
Delaware Tax-Free Florida Insured Fund
Delaware Tax-Free Idaho Fund
Delaware Minnesota High-Yield Municipal Bond Fund
Delaware Tax-Free Minnesota Fund
Delaware Tax-Free Minnesota Insured Fund
Delaware Tax-Free Minnesota Intermediate Fund
Delaware Tax-Free Missouri Insured Fund
Delaware Tax-Free New York Fund
Delaware Tax-Free Oregon Insured Fund
Delaware Tax-Free Pennsylvania Fund

--------------------------------------------------------------------------------
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Register for Account Access today! Visit
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Please call our Shareholder Service Center at 800 523-1918 Monday through
Friday, from 8:00 a.m. to 8:00 p.m., Eastern Time, to assist with any questions.



                                 THIS PAGE IS NOT PART OF THE SEMIANNUAL REPORT.

                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
                                          A member of Lincoln Financial Group(R)

BLEND

Semiannual Report 2003
--------------------------------------------------------------------------------
                    DELAWARE DEVON FUND


[LOGO]

POWERED BY RESEARCH.(SM)

Table
  OF CONTENTS

------------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                      1

  Statement of Operations                                      3

  Statements of Changes in Net Assets                          4

  Financial Highlights                                         5

  Notes to Financial Statements                                9
------------------------------------------------------------------

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C)2003 Delaware Distributors, L.P.

Statement                                             Delaware Devon Fund
  OF NET ASSETS                                       April 30, 2003 (Unaudited)


                                                         Number of     Market
                                                          Shares        Value
Common Stock- 97.51%
   Aerospace & Defense - 2.50%
        Boeing                                            36,400     $   992,992
        Honeywell International                           30,900         729,240
        United Technologies                               12,800         791,168
                                                                     -----------
                                                                       2,513,400
                                                                     -----------
   Automobiles & Automotive Parts - 1.08%
        General Motors                                    30,100       1,085,105
                                                                     -----------
                                                                       1,085,105
                                                                     -----------
   Banking & Finance - 16.37%
        Bank of America                                   14,445       1,069,652
        Bank of New York                                  46,300       1,224,635
        Charter One Financial                             33,800         981,890
        Citigroup                                         68,512       2,689,095
        Comerica                                          23,600       1,026,836
        Freddie Mac                                       27,900       1,615,410
        Goldman Sachs                                     17,000       1,290,300
        JP Morgan Chase                                   34,590       1,015,217
        MBNA                                              79,100       1,494,990
        Mellon Financial                                  49,800       1,317,210
        US Bancorp                                        77,000       1,705,550
        Wells Fargo                                       21,100       1,018,286
                                                                     -----------
                                                                      16,449,071
                                                                     -----------
   Buildings & Materials - 0.97%
        Fluor                                             28,100         971,417
                                                                     -----------
                                                                         971,417
                                                                     -----------
   Cable, Media & Publishing - 3.27%
       +Comcast - Special Class A                         60,200       1,809,612
       +Viacom - Class B                                  33,963       1,474,334
                                                                     -----------
                                                                       3,283,946
                                                                     -----------
   Chemicals - 1.93%
        DuPont (E.I.) de Nemours                          28,500       1,212,105
        Ecolab                                            14,200         725,478
                                                                     -----------
                                                                       1,937,583
                                                                     -----------
   Computers & Technology - 10.76%
       +Cisco Systems                                    103,400       1,555,136
       +Dell Computer                                     51,100       1,477,301
        First Data                                        31,700       1,243,591
        International Business Machines                   17,700       1,502,730
        Microsoft                                        134,400       3,436,608
       +Oracle                                           133,600       1,587,168
                                                                     -----------
                                                                      10,802,534
                                                                     -----------
   Consumer Products - 3.16%
        3M                                                 8,200       1,033,528
        Kimberly-Clark                                    25,500       1,269,135
        Procter & Gamble                                   9,630         865,256
                                                                     -----------
                                                                       3,167,919
                                                                     -----------
                                                         Number of     Market
                                                          Shares        Value
Common Stock (continued)
   Electronics & Electrical Equipment - 8.91%
        Emerson Electric                                   36,500    $ 1,850,550
        General Electric                                   98,814      2,910,072
        Intel                                             107,500      1,978,000
      *+Teradyne                                           79,800        925,680
        Texas Instruments                                  69,200      1,279,508
                                                                     -----------
                                                                       8,943,810
                                                                     -----------
   Energy - 5.72%
        ChevronTexaco                                      15,300        960,993
        Exxon Mobil                                        61,500      2,164,800
        Kerr - McGee                                       22,000        926,420
       +Noble                                              13,800        427,110
        Tidewater                                          16,000        430,400
        Valero Energy                                      22,600        830,550
                                                                     -----------
                                                                       5,740,273
                                                                     -----------
   Food, Beverage & Tobacco - 4.90%
        Anheuser - Busch                                   27,700      1,381,676
        Coca Cola                                          24,400        985,760
        Kellogg                                            23,800        779,212
        PepsiCo                                            23,700      1,025,736
        Sysco                                              25,900        744,107
                                                                     -----------
                                                                       4,916,491
                                                                     -----------
   Healthcare & Pharmaceuticals - 15.00%
        Abbott Laboratories                                32,700      1,328,601
       +Amgen                                              27,300      1,673,763
        Biomet                                             25,600        779,776
        HCA                                                33,800      1,084,980
        Johnson & Johnson                                  38,900      2,192,404
        Medtronic                                          22,224      1,060,974
        Pfizer                                            140,365      4,316,224
        Wyeth                                              60,200      2,620,506
                                                                     -----------
                                                                      15,057,228
                                                                     -----------
   Insurance - 3.18%
        American International                             28,937      1,676,899
        Chubb                                              14,100        745,749
       *MGIC Investment                                    16,900        768,274
                                                                     -----------
                                                                       3,190,922
                                                                     -----------
   Leisure, Lodging & Entertainment - 2.83%
        Starwood Hotels & Resorts                          42,200      1,132,648
        Worldwide
        Walt Disney                                        91,500      1,707,390
                                                                     -----------
                                                                       2,840,038
                                                                     -----------
   Metals & Mining - 1.80%
        Alcoa                                              42,400        972,232
       *Consol Energy                                      48,300        830,760
                                                                     -----------
                                                                       1,802,992
                                                                     -----------
   Paper & Forest Products - 1.34%
        International Paper                                14,100        504,075
        Weyerhaeuser                                       17,000        843,030
                                                                     -----------
                                                                       1,347,105
                                                                     -----------

Statement                                                    Delaware Devon Fund
  OF NET ASSETS (CONTINUED)

                                                         Number of     Market
                                                          Shares        Value
Common Stock (continued)
   Retail - 8.38%
       +Federated Department Stores                      34,500    $  1,056,390
        Home Depot                                       38,600       1,085,818
       +Kohl's                                           16,900         959,920
        Limited                                         106,400       1,547,056
        Target                                           39,200       1,310,848
        Wal-Mart Stores                                  43,600       2,455,552
                                                                   ------------
                                                                      8,415,584
                                                                   ------------
   Telecommunications - 1.33%
        SBC Communications                               30,392         709,957
        Verizon Communications                           16,700         624,246
                                                                   ------------
                                                                      1,334,203
                                                                   ------------
   Transportation & Shipping - 1.96%
        CSX                                              21,300         681,174
        Southwest Airlines                               80,900       1,291,164
                                                                   ------------
                                                                      1,972,338
                                                                   ------------
   Utilities - 2.12%
        Dominion Resources                               21,200       1,254,616
        Exelon                                           16,500         875,160
                                                                   ------------
                                                                      2,129,776
                                                                   ------------
   Total Common Stock (cost $107,755,820)                            97,901,735
                                                                   ------------
                                                       Principal
                                                        Amount
Repurchase Agreements- 2.43%
   With BNP Paribas 1.26% 5/1/03
      (dated 4/30/03, collateralized
      by $935,800 U.S. Treasury Bills
      due 5/8/03, market value $935,629)               $917,200         917,200
   With J. P. Morgan Securities 1.20%
      5/1/03 (dated 4/30/03, collateralized
      by $620,800 U.S. Treasury Bills due
      5/22/03, market value $620,362)                   606,600         606,600
   With UBS Warburg 1.25% 5/1/03
      (dated 4/30/03, collateralized by
      $922,900 U.S. Treasury Notes 3.625%
      due 8/31/03, market value $935,808                917,200         917,200
                                                                   ------------
Total Repurchase Agreements (cost $2,441,000)                         2,441,000
                                                                   ------------

Total Market Value of Securities - 99.94%
   (cost $110,196,820)                                              100,342,735

Short Term Investments Held
   as Collateral for Loaned Securities - 1.88%
   (cost $1,886,458)**                                                1,886,458

Obligations to Return Securities Lending
   Collateral - (1.88%)**                                            (1,886,458)

Receivables and Other Assets
   Net of Liabilities - 0.06%                                            60,369
                                                                   ------------
Net Assets Applicable to 8,285,645 Shares
   Outstanding - 100.00%                                           $100,403,104
                                                                   ------------

Net Asset Value - Delaware Devon Fund Class A
   ($38,615,611 / 3,133,193 Shares)                                      $12.32
                                                                         ------
Net Asset Value - Delaware Devon Fund Class B
   ($44,472,320 / 3,729,861 Shares)                                      $11.92
                                                                         ------
Net Asset Value - Delaware Devon Fund Class C
   ($9,467,283 / 794,417 Shares)                                         $11.92
                                                                         ------
Net Asset Value - Delaware Devon Fund Institutional Class
   ($7,847,890 / 628,174 Shares)                                         $12.49
                                                                         ------
Components of Net Assets at April 30, 2003:
Shares of beneficial interest (unlimited
   authorization - no par)                                         $177,692,469
Net Investment Income                                                    15,028
Accumulated net realized loss on investments                        (67,450,308)
Net unrealized depreciation of investments                           (9,854,085)
                                                                   ------------
Total net assets                                                   $100,403,104
                                                                   ============

* Security is partially or fully on loan.
+ Non-income producing security for the period ended April 30, 2003.

Net Asset Value and Offering Price per Share -
   Delaware Devon Fund
   Net asset value Class A (A)                                           $12.32
   Sales charge (5.75% of offering price, or 6.09%
     of amount invested per share) (B)                                     0.75
                                                                         ------
   Offering price                                                        $13.07
                                                                         ======

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.
**  See Note 7 in "Notes to Financial Statements."
(B) See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement                               Delaware Devon Fund
  OF OPERATIONS                         Period Ended April 30, 2003 (Unaudited)

Investment Income:
   Dividends                                                                     $911,920
   Interest                                                                        13,829
   Securities lending income                                                        4,950     $  930,699
                                                                                 --------     ----------

Expenses:
   Management fees                                                                320,124
   Dividend disbursing and transfer agent fees and expenses                       439,300
   Distribution expenses - Class A                                                 56,588
   Distribution expenses - Class B                                                221,802
   Distribution expenses - Class C                                                 46,352
   Reports and statements to shareholders                                          69,000
   Registration fees                                                               41,250
   Accounting and administration fees                                              22,732
   Professional fees                                                               11,250
   Trustees' fees                                                                   4,200
   Custodian fees                                                                   2,850
   Other                                                                           57,646      1,293,094
                                                                                 --------
   Less expenses absorbed or waived                                                             (376,179)
   Less expenses paid indirectly                                                                  (1,244)
                                                                                              ----------
   Total expenses                                                                                915,671
                                                                                              ----------
Net Investment Income                                                                             15,028
                                                                                              ----------

Net Realized and Unrealized Gain(Loss) on Investments:
   Net realized loss on investments                                                           (6,001,536)
   Net change in unrealized appreciation/depreciation of investments                          10,745,833
                                                                                              ----------
Net Realized and Unrealized Gain on Investments                                                4,744,297
                                                                                              ----------

Net Increase in Net Assets Resulting from Operations                                          $4,759,325
                                                                                              ==========

See accompanying notes

Statements                                                   Delaware Devon Fund
  OF CHANGES IN NET ASSETS

                                                                             Siz Months
                                                                               Ended           Year
                                                                              4/30/03          Ended
                                                                            (Unaudited)       10/31/02
Increase (Decrease) in Net Assets from Operations:
   Net investment income (loss)                                            $     15,028    $   (582,850)
   Net realized loss on investments                                          (6,001,536)    (15,129,742)
   Net change in unrealized appreciation/depreciation of investments         10,745,833      (5,120,034)
                                                                           ------------    ------------
   Net increase (decrease) in net assets resulting from operations            4,759,325     (20,832,626)
                                                                           ------------    ------------

Capital Share Transactions:
   Proceeds from shares sold:
     Class A                                                                  2,309,976       5,040,766
     Class B                                                                  1,097,292       3,749,668
     Class C                                                                    683,308       1,889,169
     Institutional Class                                                        737,120       3,601,510
                                                                           ------------    ------------
                                                                              4,827,696      14,281,113
                                                                           ------------    ------------

   Cost of shares repurchased:
     Class A                                                                 (4,979,631)    (17,020,347)
     Class B                                                                 (5,622,506)    (21,446,988)
     Class C                                                                 (1,228,734)     (4,399,934)
     Institutional Class                                                       (517,782)     (4,675,599)
                                                                           ------------    ------------
                                                                            (12,348,653)    (47,542,868)
                                                                           ------------    ------------
Decrease in Net Assets Derived from Capital Share Transactions               (7,520,957)    (33,261,755)
                                                                           ------------    ------------
Net Decrease in Net Assets                                                   (2,761,632)    (54,094,381)
                                                                           ------------    ------------

Net Assets:
   Beginning of period                                                      103,164,736     157,259,117
                                                                           ------------    ------------
   End of period                                                           $100,403,104    $103,164,736
                                                                           ============    ============

See accompanying notes

Financial
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Devon Fund Class A
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.710    $13.940    $18.340     $19.750     $20.090      $17.860

Income (loss) from investment operations:
Net investment income (loss)(1)                                   0.022     (0.007)    (0.059)     (0.088)      0.047        0.121
Net realized and unrealized gain (loss) on investments            0.588     (2.223)    (4.341)     (1.322)     (0.114)       3.249
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.610     (2.230)    (4.400)     (1.410)     (0.067)       3.370
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Investment income                                                    --         --         --          --      (0.032)      (0.110)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
Return of capital                                                    --         --         --          --      (0.051)          --
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.273)      (1.140)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $12.320    $11.710    $13.940     $18.340     $19.750      $20.090
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   5.21%    (16.00%)   (23.99%)     (7.14%)     (0.42%)      19.60%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $38,616    $39,400    $59,125     $68,243    $137,034     $120,506
Ratio of expenses to average net assets                           1.50%      1.50%      1.72%       1.83%       1.37%        1.30%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.26%      2.12%      1.72%       1.83%       1.45%        1.40%
Ratio of net investment income (loss) to average net assets       0.39%     (0.04%)    (0.37%)     (0.46%)      0.22%        0.64%
Ratio of net investment income (loss) to average net assets
   prior to expense limitation and expenses paid indirectly      (0.37%)    (0.66%)    (0.37%)     (0.46%)      0.14%        0.54%
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Devon Fund Class B
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.370    $13.630    $18.050     $19.580     $19.980      $17.800

Income (loss) from investment operations:
Net investment loss(1)                                           (0.017)    (0.101)    (0.167)     (0.218)     (0.099)      (0.003)
Net realized and unrealized gain (loss) on investments            0.567     (2.159)    (4.253)     (1.312)     (0.111)       3.223
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.550     (2.260)    (4.420)     (1.530)     (0.210)       3.220
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                                                --         --         --          --          --       (0.010)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.190)      (1.040)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $11.920    $11.370    $13.630     $18.050     $19.580      $19.980
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   4.84%    (16.58%)   (24.49%)     (7.81%)     (1.12%)      18.76%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                         $44,472    $46,964    $74,488     $70,920    $131,901      $82,927
Ratio of expenses to average net assets                           2.20%      2.20%      2.42%       2.53%       2.07%        2.00%
Ratio of expenses to average net assets
   prior to expense limitation and expenses paid indirectly       2.96%      2.82%      2.42%       2.53%       2.15%        2.10%
Ratio of net investment loss to average net assets               (0.31%)    (0.74%)    (1.07%)     (1.16%)     (0.48%)      (0.06%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly      (1.07%)    (1.36%)    (1.07%)     (1.16%)     (0.56%)      (0.16%)
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                  Delaware Devon Fund Class C
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.370    $13.620    $18.030     $19.560     $19.960      $17.790

Income (loss) from investment operations:
Net investment income (loss)(1)                                  (0.017)    (0.100)    (0.168)     (0.218)     (0.099)       0.002
Net realized and unrealized gain (loss) on investments            0.567     (2.150)    (4.242)     (1.312)     (0.111)       3.208
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.550     (2.250)    (4.410)     (1.530)     (0.210)       3.210
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                                                --         --         --          --          --       (0.010)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.190)      (1.040)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $11.920    $11.370    $13.620     $18.030     $19.560      $19.960
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   4.93%    (16.59%)   (24.50%)     (7.77%)     (1.12%)      18.71%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $9,467     $9,580    $14,101     $14,005     $31,476      $20,141
Ratio of expenses to average net assets                           2.20%      2.20%      2.42%       2.53%       2.07%        2.00%
Ratio of expenses to average net assets prior
   to expense limitation and expenses paid indirectly             2.96%      2.82%      2.42%       2.53%       2.15%        2.10%
Ratio of net investment loss to average net assets               (0.31%)    (0.74%)    (1.07%)     (1.16%)     (0.48%)      (0.06%)
Ratio of net investment loss to average net assets
   prior to expense limitation and expenses paid indirectly      (1.07%)    (1.36%)    (1.07%)     (1.16%)     (0.56%)      (0.16%)
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes.

Financial
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                            Delaware Devon Fund Institutional Class
----------------------------------------------------------------------------------------------------------------------------------
                                                               Six Months
                                                                 Ended
                                                               4/30/03(3)                       Year Ended
                                                              (Unaudited) 10/31/02   10/31/01    10/31/00    10/31/99     10/31/98
Net asset value, beginning of period                            $11.860    $14.070    $18.450     $19.810     $20.140      $17.930

Income (loss) from investment operations:
Net investment income (loss)(1)                                   0.039      0.035     (0.011)     (0.031)      0.109        0.134
Net realized and unrealized gain (loss) on investments            0.591     (2.245)    (4.369)     (1.329)     (0.109)       3.281
                                                                -------    -------    -------     -------     -------      -------
Total from investment operations                                  0.630     (2.210)    (4.380)     (1.360)      0.000        3.415
                                                                -------    -------    -------     -------     -------      -------

Less dividends and distributions from:
Net investment income                                                --         --         --          --      (0.057)      (0.175)
Net realized gain on investments                                     --         --         --          --      (0.190)      (1.030)
Return of capital                                                    --         --         --          --      (0.083)          --
                                                                -------    -------    -------     -------     -------      -------
Total dividends and distributions                                    --         --         --          --      (0.330)      (1.205)
                                                                -------    -------    -------     -------     -------      -------

Net asset value, end of period                                  $12.490    $11.860    $14.070     $18.450     $19.810      $20.140
                                                                =======    =======    =======     =======     =======      =======

Total return(2)                                                   5.31%    (15.71%)   (23.74%)     (6.86%)     (0.09%)      19.89%

Ratios and supplemental data:
Net assets, end of period (000 omitted)                          $7,848     $7,221     $9,546     $13,985     $21,815      $10,482
Ratio of expenses to average net assets                           1.20%      1.20%      1.42%       1.53%       1.07%        1.00%
Ratio of expenses to average net assets prior to expense
  limitation and expenses paid indirectly                         1.96%      1.82%      1.42%       1.53%       1.15%        1.10%
Ratio of net investment income (loss) to average net assets       0.69%      0.26%     (0.07%)     (0.16%)      0.52%        0.94%
Ratio of net investment income (loss) to average net assets
  prior to expense limitation and expenses paid indirectly       (0.07%)    (0.36%)    (0.07%)     (0.16%)      0.44%        0.84%
Portfolio turnover                                                  38%        57%       122%        123%         82%          39%

(1) The average shares outstanding method has been applied for per share information for the period ended April 30, 2003, and years ended October 31, 2002, 2001, 2000 and 1999.

(2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager, as applicable. Performance would have been lower had the expense limitation not been in effect.

(3) Ratios and portfolio turnover have been annualized and total return has not been annualized.


See accompanying notes

Notes                                                Delaware Devon Fund
  TO FINANCIAL STATEMENTS                            April 30, 2003 (Unaudited)


Delaware Group Equity Funds I (the "Trust") is organized as a Delaware business trust and offers two series: the Delaware Balanced Fund and the Delaware Devon Fund. These financial statements and the related notes pertain to the Delaware Devon Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C and Institutional Class shares. Class A shares are sold with a front end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charges that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first twelve months. Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to a limited group of investors.

The investment objective of the Fund is to seek total return.

1. Significant Accounting Policies
The following accounting policies are in accordance with accounting principles generally accepted in the United States and are consistently followed by the Fund.

Security Valuation -- All equity securities are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees.

Federal Income Taxes -- The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting -- Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements -- The Fund may invest in a pooled cash account along with other members of the Delaware Investments Family of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other -- Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, annually.

Certain expenses of the Fund are paid through commission arrangements with brokers. These transactions are done subject to best execution. The amount of these expenses was approximately $1,183 for the period ended April 30, 2003. In addition, the Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the period ended April 30, 2003 were approximately $61. The expenses paid under the above arrangements are included in their respective expense captions on the Statement of Operations with the corresponding expense offset shown as "expenses paid indirectly".

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates
In accordance with the terms of the investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager of the Fund, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on the average daily net assets in excess of $2.5 billion.

DMC has contracted to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, and extraordinary expenses, do not exceed 1.20% of average daily net assets of the Fund through October 31, 2003.

The Fund has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to provide dividend disbursing, transfer agent, accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts, shareholder transactions and average net assets, subject to certain minimums.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. No distribution expenses are paid by Institutional Class shares.

Notes                                                       Delaware Devon Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

2. Investment Management, Administration Agreements, and Other Transactions with Affiliates

At April 30, 2003, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                 $ 37,228
Dividend disbursing, transfer agent fees,
   accounting and other expenses payable to DSC          $ 80,141
Other expenses payable to DMC and affiliates             $ 10,839

For the period ended April 30, 2003, DDLP earned $6,620 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments
For the period ended April 30, 2003, the Fund made purchases of $18,288,203 and sales of $25,395,072 of investment securities other than U.S. government securities and short-term cash investments.

At April 30, 2003, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At April 30, 2003, the cost of investments was $110,196,820. At April 30, 2003, net unrealized depreciation was $9,854,085, of which $3,433,148 related to unrealized appreciation of investments and $13,287,233 related to unrealized depreciation of investments.

4. Dividend and Distribution Information
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. There were no dividends or distributions paid during the period ended April 30, 2003 and year ended October 31, 2002.

The components of net assets are estimated since the final tax characteristics cannot be determined until fiscal year end. As of April 30, 2003, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                   $ 177,692,469
Undistributed ordinary income                          15,028
Net realized capital losses on investments         (9,670,302)
Capital loss carryforwards                        (57,780,006)
Unrealized appreciation/depreciation
   of investments                                  (9,854,085)
                                                -------------
Net assets                                      $ 100,403,104
                                                =============

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $4,718,061 expires in 2006, $2,189,111 expires in 2007, $17,296,777 expires in 2008, $17,089,590 expires in 2009, and
$16,486,467 expires in 2010.

5. Capital Shares
Transactions in capital shares were as follows:

                                          Six Months      Year
                                             Ended        Ended
                                          (Unaudited)
                                            4/30/03      10/31/02
Shares sold:
   Class A                                   195,871       369,836
   Class B                                    96,534       280,673
   Class C                                    60,216       139,706
   Institutional Class                        63,066       288,214
                                          ----------    ----------
                                             415,687     1,078,429
                                          ----------    ----------
Shares repurchased:
   Class A                                  (426,195)   (1,247,217)
   Class B                                  (496,400)   (1,616,473)
   Class C                                  (108,608)     (331,915)
   Institutional Class                       (43,846)     (357,815)
                                          ----------    ----------
                                          (1,075,049)   (3,553,420)
                                          ----------    ----------
Net Decrease                                (659,362)   (2,474,991)
                                          ==========    ==========

For the periods ended April 30, 2003 and October 31, 2002, 18,585 Class B shares were converted to 18,020 Class A shares valued at $211,805 and 2,049 Class B shares were converted to 1,991 Class A shares valued at $24,196, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statement of Changes in Net Assets.

6. Line of Credit
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $202,300,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of April 30, 2003, or at any time during the period.

Notes                                                       Delaware Devon Fund
  TO FINANCIAL STATEMENTS (CONTINUED)

7. Securities Lending
The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement ("Lending Agreement") with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States and 105% of the market value of securities issued outside the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed-income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poors Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. At April 30, 2003, the market value of securities on loan was $1,875,053. The securities on loan were collateralized by the following:

Description                                            Market Value
WACHOVIA BANK N.A
   1.595% 05/08/03                                    $   55,767.86
MORGAN STANLEY DEAN WITTER,DISCOVER
   1.41% 06/01/04                                         22,307.15
CANADIAN IMPERIAL BANK NY
   1.409502% 10/09/03                                     11,150.93
RACERS SERIES 2002-35-C
   1.609132% 04/15/04                                     55,522.90
GOLDMAN SACHS GROUP LP
   1.515% 07/14/03                                        78,075.01
MERRILL LYNCH MORTGAGE CAPITAL
   1.515% 05/06/03                                        55,767.86
WILMINGTON TRUST COMPANY
   1.259999% 07/21/03                                     55,939.81
FNMA
   1.294944% 01/29/04                                    557,657.79
BARCLAYS LONDON
   1.27% 06/17/03                                         89,347.77
BNP PARIBAS SECURITIES CORP.
   1.36% 05/01/03                                        904,920.41
                                                      -------------
                                                      $1,886,457.50
                                                      =============

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This semiannual report is for the information of Delaware Devon Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Devon Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results which are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of Trustees                         Affiliated Officers                     Contact Information
Jude T. Driscoll                          Michael P. Bishof                       Investment Manager
Chairman                                  Senior Vice President and Treasurer     Delaware Management Company
Delaware Investments Family of Funds      Delaware Investments Family of Funds    Philadelphia, PA
Philadelphia, PA                          Philadelphia, PA
                                                                                  International Affiliate
Walter P. Babich                          Richelle S. Maestro                     Delaware International Advisers Ltd.
Board Chairman                            Senior Vice President,                  London, England
Citadel Construction Corporation          General Counsel and Secretary
King of Prussia, PA                       Delaware Investments Family of Funds    National Distributor
                                          Philadelphia, PA                        Delaware Distributors, L.P.
David K. Downes                                                                   Philadelphia, PA
President and Chief Executive Officer
Delaware Investments Family of Funds                                              Shareholder Servicing, Dividend
Philadelphia, PA                                                                  Disbursing and Transfer Agent
                                                                                  Delaware Service Company, Inc.
John H. Durham                                                                    2005 Market Street
Private Investor                                                                  Philadelphia, PA 19103-7094
Gwynedd Valley, PA
                                                                                  For Shareholders
John A. Fry                                                                       800 523-1918
President
Franklin & Marshall College                                                       For Securities Dealers and Financial
Lancaster, PA                                                                     Institutions Representatives Only

Anthony D. Knerr                                                                  800 362-7500
Managing Director                                                                 Web site www.delawareinvestments.com
Anthony Knerr & Associates
New York, NY

Ann R. Leven
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President/Mergers & Acquisitions
3M Corporation St.
Paul, MN


(7812)                                                       Printed in the USA
SA-039 [4/03] VGR 6/03                                                    J9207